Series B Debentures, Net of Current Maturities (Details) $ in Thousands, ₪ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ILS (₪)	Sep. 30, 2017 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 18, 2020 USD ($)	Mar. 18, 2020 ILS (₪)
Series B Debentures, Net of Current Maturities (Details) [Line Items]
Principal amount	$ 60,300		$ 79,200
Annual payments	$ 9,898	₪ 210.0				$ 9,898
Interest rate percentage	3.37%
Debt premium and issuance costs	$ 80
Debentures, fair value				$ 100,465	$ 122,760
Series B Debentures [Member]
Series B Debentures, Net of Current Maturities (Details) [Line Items]
Interest rate percentage			3.37%
Debt premium and issuance costs			$ 956
Commercial bank was fully repaid							$ 20,000	₪ 60.3
Debt instrument, covenant description				In accordance with the indenture for the Series B Debentures, the Company is required to meet the following financial covenants: (1) Target shareholders’ equity (excluding minority interest)- above $120 million – as of December 31, 2021, total shareholders’ equity was approximately $407 million; and (2) Target ratio of net financial indebtedness to net capitalization (in each case, as defined under the indenture for the Company’s Series B Debentures) below 65% - as of December 31, 2021 the ratio of net financial indebtedness to net capitalization was (36.78)%. (3) Target ratio of net financial indebtedness to EBITDA (accumulated calculation for the four last quarters) is below 5.5. As of December 31, 2021, the Target ratio of net financial indebtedness to EBITDA was (1.27). As of December 31, 2021, Sapiens is in compliance with all of its financial covenants.
Interest expense				$ 3,337	3,180	2,336
Amortization of debt issuance costs				$ 106	$ 134	$ 171